Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	292,930,353.61	17,328
Yield Supplement Overcollateralization Amount 03/31/26	19,539,887.46	0
Receivables Balance 03/31/26	312,470,241.07	17,328
Principal Payments	15,570,346.47	426
Defaulted Receivables	631,968.93	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	18,124,778.32	0
Pool Balance at 04/30/26	278,143,147.35	16,877

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.47%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	6,151,744.59	244
Past Due 61-90 days	1,856,252.07	71
Past Due 91-120 days	304,781.97	14
Past Due 121+ days	0.00	0
Total	8,312,778.63	329

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	496,654.81
Aggregate Net Losses/(Gains) - April 2026	135,314.12
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.52%
Prior Net Losses/(Gains) Ratio	0.97%
Second Prior Net Losses/(Gains) Ratio	0.75%
Third Prior Net Losses/(Gains) Ratio	0.93%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.45%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	36.09

Flow of Funds	$ Amount
Collections	17,751,860.37
Investment Earnings on Cash Accounts	9,058.28
Servicing Fee	(260,391.87)
Transfer to Collection Account	-
Available Funds	17,500,526.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,174,786.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,777,937.78
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,306,498.28

Total Distributions of Available Funds	17,500,526.78

Servicing Fee	260,391.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	287,921,085.13
Principal Paid	14,787,206.26
Note Balance @ 05/15/26	273,133,878.87

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2b
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-3
Note Balance @ 04/15/26	181,281,085.13
Principal Paid	14,787,206.26
Note Balance @ 05/15/26	166,493,878.87
Note Factor @ 05/15/26	52.3895151%

Class A-4
Note Balance @ 04/15/26	61,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	61,560,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	30,060,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	30,060,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	15,020,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	15,020,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,406,822.24
Total Principal Paid	14,787,206.26
Total Paid	16,194,028.50

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63980%
Coupon	4.21980%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	874,681.24
Principal Paid	14,787,206.26
Total Paid to A-3 Holders	15,661,887.50

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4077514
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7969723
Total Distribution Amount	16.2047237

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.7523009
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.5299127
Total A-3 Distribution Amount	49.2822136

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	661.24
Noteholders' Principal Distributable Amount	338.76

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	2,504,634.24
Investment Earnings	7,206.15
Investment Earnings Paid	(7,206.15)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,709,074.70	1,436,964.34	2,144,012.04
Number of Extensions	74	56	84
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.44%	0.62%